Earnings per Unit	12 Months Ended
Dec. 31, 2019
Earnings per Unit
Earnings per Unit

20. Earnings Per Unit

The Partnership calculates earnings per unit by allocating reported profit for each period to each class of units based on the distribution policy for available cash stated in the Partnership Agreement as generally described in Note 6 above.

In the three years ended December 31, 2019, the Partnership completed equity offerings of common units and issued general partner units to its general partner in order for GasLog to retain its 2%, as presented in Note 6. Also, on May 16, 2017, the subordination period expired and consequently all 9,822,358 subordinated units held by GasLog converted into common units on a one-for-one basis (Note 6). Finally, on June 30, 2019, the Partnership issued to GasLog 2,490,000 Class B units, which will become eligible for conversion on a one-for-one basis into common units at GasLog’s option on July 1, 2020, July 1, 2021, July 1, 2022, July 1, 2023, July 1, 2024 and July 1, 2025.

Basic earnings per unit is determined by dividing profit for the year reported at the end of each period after deducting preference unit distributions by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated by dividing the profit of the period attributable to common unitholders by the weighted average number of potential ordinary common units assumed to have been converted into common units, unless such potential ordinary common units have an antidilutive effect.

	For the year ended December 31,
	2017	2018	2019
Profit/(loss) for the year	148,098	128,046	(34,769)
Less:
Profit attributable to GasLog’s operations*	(53,981)	(25,449)	(2,650)
Partnership’s profit/(loss)	94,117	102,597	(37,419)
Adjustment for:
Paid and accrued preference unit distributions	(7,749)	(22,498)	(30,328)
Partnership’s profit/(loss) attributable to:	86,368	80,099	(67,747)
Common unitholders	76,347	75,879	(66,268)
Subordinated unitholders**	5,085	N/A	N/A
General partner	1,728	1,602	(1,479)
Incentive distribution rights***	3,208	2,618	—
Weighted average units outstanding (basic)
Common units	36,493,143	42,945,432	46,272,598
Subordinated units**	9,822,358	N/A	N/A
General partner units	790,819	876,255	975,531
Earnings/(loss) per unit (basic)
Common unitholders	2.09	1.77	(1.43)
Subordinated unitholders	0.52	N/A	N/A
General partner	2.18	1.83	(1.52)
Weighted average units outstanding (diluted)
Common units****	36,547,545	43,034,117	46,272,598
Subordinated units**	9,822,358	N/A	N/A
General partner units	790,819	876,255	975,531
Earnings/(loss) per unit (diluted)
Common unitholders	2.09	1.76	(1.43)
Subordinated unitholders	0.52	N/A	N/A
General partner	2.18	1.83	(1.52)

*     Includes profits of: (i) GAS-eleven Ltd. for the period prior to its transfer to the Partnership on May 3, 2017, (ii) GAS-thirteen Ltd. for the period prior to its transfer to the Partnership on July 3, 2017, (iii) GAS-eight Ltd. for the period prior to its transfer to the Partnership on October 20, 2017, (iv) GAS-fourteen Ltd. for the period prior to its transfer to the Partnership on April 26, 2018, (v) GAS-twenty seven Ltd. for the period prior to its transfer to the Partnership on November 14, 2018 and (vi) GAS-twelve Ltd. for the period prior to its transfer to the Partnership on April 1, 2019. While such amounts are reflected in the Partnership’s financial statements because the transfers to the Partnership were accounted for as reorganizations of entities under common control (Note 1), the aforementioned entities were not owned by the Partnership prior to their transfers to the Partnership on the respective dates and accordingly the Partnership was not entitled to the cash or results generated in the period prior to such transfers.

**   On May 16, 2017, all 9,822,358 subordinated units converted into common units on a one-for-one basis. For the year ended December 31, 2017, they participated pro rata with all other outstanding common units in distributions of available cash for the three months ended March 31, 2017. Consequently, earnings have been allocated to subordinated units and the weighted average number of subordinated units has been calculated only for the applicable period during which they were entitled to distributions based on the Partnership Agreement.

*** The IDRs were eliminated on June 30, 2019 (Note 6). Until their elimination, they represented the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels had been achieved. GasLog held the incentive distribution rights following completion of the Partnership’s IPO. The IDRs could be transferred separately from any other interests, subject to restrictions in the Partnership Agreement (please refer to Note 6). Based on the nature of such right, earnings attributable to IDRs could not be allocated on a per unit basis.

**** Includes unvested awards (Note 21) for the years ended December 31, 2017 and 2018; does not include unvested awards and Class B units for the year ended December 31, 2019, because their effect would be anti-dilutive. The 2,490,000 Class B units were issued on June 30, 2019 and are included in the weighted average number of units outstanding for the calculation of diluted EPU from July 1, 2019 and onwards. They will become eligible for conversion on a one-for-one basis into common units at GasLog’s option in six tranches of 415,000 units per annum on July 1 of 2020, 2021, 2022, 2023, 2024 and 2025; as a result, they do not have an impact on the calculation of basic EPU until conversion.